1. The Company (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Issuance of common stock in connection with pending asset acquisition	$ 3,744,517
Asset Purchase Agreement [Member]
Issuance of common stock in connection with pending asset acquisition, shares | shares	333,334
Issuance of common stock in connection with pending asset acquisition	$ 3,740,000